Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale:
Amortized cost	$ 86,167	$ 79,166	$ 73,596
Gross unrealized, Gain	595	1,000	997
Gross unrealized, Loss	953	623	771
Available-for-sale	85,809	79,543	73,822
Held-to-maturity:
Amortized cost	33,982	40,827	40,905
Gross unrealized, Gains	67	96	127
Gross unrealized, Losses	747	411	363
Securities held-to-maturity	33,302	40,512	40,669
Amortized cost, Total	120,149	119,993	114,501
Gross unrealized, Gain, Total	662	1,096	1,124
Gross unrealized, Losses, Total	1,700	1,034	1,134
Fair value, Total	119,111	120,055	114,491
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	39	50	62
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	87	144	190
Agency RMBS
Available-for-sale:
Amortized cost	25,594	24,002	22,929
Gross unrealized, Gain	83	108	148
Gross unrealized, Loss	369	291	341
Available-for-sale	25,308	23,819	22,736
Held-to-maturity:
Amortized cost	25,507	26,208	25,221
Gross unrealized, Gains	32	51	57
Gross unrealized, Losses	632	332	299
Securities held-to-maturity	24,907	25,927	24,979
U.S. Treasury
Available-for-sale:
Amortized cost	20,190	15,159	14,373
Gross unrealized, Gain	96	264	115
Gross unrealized, Loss	210	160	181
Available-for-sale	20,076	15,263	14,307
Held-to-maturity:
Amortized cost	4,727	9,792	11,117
Gross unrealized, Gains	3	6	22
Gross unrealized, Losses	77	56	41
Securities held-to-maturity	4,653	9,742	11,098
Sovereign debt/sovereign guaranteed
Available-for-sale:
Amortized cost	10,663	12,405	12,248
Gross unrealized, Gain	108	175	261
Gross unrealized, Loss	21	23	20
Available-for-sale	10,750	12,557	12,489
Held-to-maturity:
Amortized cost	833	1,593	1,911
Gross unrealized, Gains	26	30	42
Gross unrealized, Losses	0	0	0
Securities held-to-maturity	859	1,623	1,953
Agency commercial MBS
Available-for-sale:
Amortized cost	9,836	8,793	6,505
Gross unrealized, Gain	16	36	28
Gross unrealized, Loss	161	67	84
Available-for-sale	9,691	8,762	6,449
Held-to-maturity:
Amortized cost	1,195	1,324	721
Gross unrealized, Gains	0	2	1
Gross unrealized, Losses	26	9	10
Securities held-to-maturity	1,169	1,317	712
CLOs
Available-for-sale:
Amortized cost	3,410	2,898	2,593
Gross unrealized, Gain	0	12	6
Gross unrealized, Loss	46	1	1
Available-for-sale	3,364	2,909	2,598
U.S. government agencies
Available-for-sale:
Amortized cost	1,676	917	366
Gross unrealized, Gain	5	1	2
Gross unrealized, Loss	24	10	9
Available-for-sale	1,657	908	359
Held-to-maturity:
Amortized cost	1,497	1,653	1,589
Gross unrealized, Gains	0	0	0
Gross unrealized, Losses	10	12	6
Securities held-to-maturity	1,487	1,641	1,583
Supranational
Available-for-sale:
Amortized cost	2,985	2,085
Gross unrealized, Gain	7	5
Gross unrealized, Loss	8	11
Available-for-sale	2,984	2,079
Held-to-maturity:
Amortized cost	26	28
Gross unrealized, Gains	1	0
Gross unrealized, Losses	0	0
Securities held-to-maturity	27	28
Foreign covered bonds
Available-for-sale:
Amortized cost	2,890	2,520	2,126
Gross unrealized, Gain	7	18	24
Gross unrealized, Loss	19	9	9
Available-for-sale	2,878	2,529	2,141
Held-to-maturity:
Amortized cost	80	84	74
Gross unrealized, Gains	1	2	1
Gross unrealized, Losses	0	0	0
Securities held-to-maturity	81	86	75
State and political subdivisions
Available-for-sale:
Amortized cost	2,251	2,949	3,392
Gross unrealized, Gain	18	31	38
Gross unrealized, Loss	22	23	52
Available-for-sale	2,247	2,957	3,378
Held-to-maturity:
Amortized cost	17	17	19
Gross unrealized, Gains	0	0	0
Gross unrealized, Losses	0	1	1
Securities held-to-maturity	17	16	18
Non-agency commercial MBS
Available-for-sale:
Amortized cost	1,491	1,360	931
Gross unrealized, Gain	1	6	8
Gross unrealized, Loss	28	6	11
Available-for-sale	1,464	1,360	928
Held-to-maturity:
Amortized cost		6
Gross unrealized, Gains		0
Gross unrealized, Losses		0
Securities held-to-maturity		6
Non-agency RMBS
Available-for-sale:
Amortized cost	1,095	1,265	1,700
Gross unrealized, Gain	241	317	317
Gross unrealized, Loss	11	4	22
Available-for-sale	1,325	1,578	1,995
Held-to-maturity:
Amortized cost	100	57	78
Gross unrealized, Gains	4	5	4
Gross unrealized, Losses	2	0	2
Securities held-to-maturity	102	62	80
Non-agency RMBS | Grantor Trust
Available-for-sale:
Available-for-sale	832	1,091	1,357
Corporate bonds
Available-for-sale:
Amortized cost	1,074	1,249	1,391
Gross unrealized, Gain	6	17	22
Gross unrealized, Loss	26	11	17
Available-for-sale	1,054	1,255	1,396
Other RMBS
Available-for-sale:
Amortized cost		152	517
Gross unrealized, Gain		3	4
Gross unrealized, Loss		6	8
Available-for-sale		149	513
Held-to-maturity:
Amortized cost		65	142
Gross unrealized, Gains		0	0
Gross unrealized, Losses		1	4
Securities held-to-maturity		64	138
Non-agency commercial MBS
Held-to-maturity:
Amortized cost			7
Gross unrealized, Gains			0
Gross unrealized, Losses			0
Securities held-to-maturity			7
Other ABS
Available-for-sale:
Amortized cost	1,776	1,040	1,729
Gross unrealized, Gain	1	3	4
Gross unrealized, Loss	4	0	6
Available-for-sale	1,773	1,043	1,727
Other debt securities
Available-for-sale:
Amortized cost	1,236	1,409	1,952
Gross unrealized, Gain	6	4	19
Gross unrealized, Loss	4	1	10
Available-for-sale	$ 1,238	1,412	1,961
Held-to-maturity:
Amortized cost			26
Gross unrealized, Gains			0
Gross unrealized, Losses			0
Securities held-to-maturity			26
Equity securities
Available-for-sale:
Amortized cost			2
Gross unrealized, Gain			1
Gross unrealized, Loss			0
Available-for-sale			3
Money market funds
Available-for-sale:
Amortized cost		963	842
Gross unrealized, Gain		0	0
Gross unrealized, Loss		0	0
Available-for-sale		$ 963	$ 842